Statement of Changes in Net Assets Available for Benefits - EBP 002	12 Months Ended
Dec. 31, 2025 USD ($)
Investment income:
Net appreciation in fair value of investments	$ 18,303,655
Interest and dividends	3,910,838
Net investment income	22,214,493
Interest income on notes receivable from participants	147,057
Contributions:
Participants	15,428,355
Rollovers	15,227,232
Total contributions	30,655,587
Total additions	53,017,137
Deductions:
Benefit payments	(15,084,460)
Administrative expenses	(124,413)
Total deductions	(15,208,873)
Net increase	37,808,264
Net assets available for benefits beginning of year	172,131,833
Net assets available for benefits end of year	$ 209,940,097